Document and Entity Information - USD ($)	3 Months Ended
	Dec. 31, 2017	Mar. 01, 2018	Feb. 15, 2018	Mar. 31, 2017
Document And Entity Information
Entity Registrant Name	Financial Gravity Companies, Inc.
Entity Central Index Key	0001377167
Document Type	S-1/A
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float				$ 37,762,295
Entity Common Stock, Shares Outstanding		35,837,900	35,837,900
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2018